Payden Emerging Markets Local Bond Fund
1
Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (95%)
Argentina (USD) (0%
)
339,500 Argentine Republic Government International
Bond , 4.13% , 7/09/35 $ 263
Brazil (BRL) (9%
)
6,660,439 Brazil Notas do Tesouro Nacional Serie B ,
6.00% , 8/15/50 BRL (a) 1,118
6,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/27 BRL (a) 1,111
19,200,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/29 BRL (a) 3,433
18,900,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/31 BRL (a) 3,213
8,875
Chile (CLP) (2%
)
1,245,000,000 Bonos de la Tesoreria de la Republica en pesos
144A , 5.80% , 10/01/29 CLP (a) (b) (c) 1,467
355,000,000 Bonos de la Tesoreria de la Republica en pesos
144A , 6.00% , 4/01/33 CLP (a) (b) (c) 424
1,891
China (CNY) (6%
)
10,300,000 China Government Bond , 2.52% , 8/25/33
CNY (a) 1,569
9,500,000 China Government Bond , 2.75% , 6/15/29
CNY (a) 1,429
14,450,000 China Government Bond , 2.76% , 5/15/32
CNY (a) 2,222
2,080,000 China Government Bond , 3.19% , 4/15/53
CNY (a) 351
4,790,000 China Government Bond Series 1906 , 3.29% ,
5/23/29 CNY (a) 736
6,307
Colombia (COP) (5%
)
3,202,100,000 Colombian TES Series B , 7.00% , 3/26/31
COP (a) 684
15,857,600,000 Colombian TES Series B , 11.00% , 8/22/29
COP (a) 4,085
1,436,000,000 Empresas Publicas de Medellin ESP 144A ,
8.38% , 11/08/27 COP (a) (c) 355
5,124
Czech Republic (CZK) (3%
)
27,080,000 Czech Republic Government Bond Series 125 ,
1.50% , 4/24/40 CZK (a) 890
8,860,000 Czech Republic Government Bond Series 103 ,
2.00% , 10/13/33 CZK (a) 370
21,010,000 Czech Republic Government Bond Series 145 ,
3.50% , 5/30/35 CZK (a) 962
11,700,000 Czech Republic Government Bond Series 151 ,
4.90% , 4/14/34 CZK (a) 595
2,817
Dominican Republic (DOP) (0%
)
11,950,000 Dominican Republic International Bond 144A ,
13.63% , 2/03/33 DOP (a) (c) 232
Ecuador (USD) (1%
)
260,000 Ecuador Government International Bond 144A ,
8.75% , 1/29/34 (c) 263
260,000 Ecuador Government International Bond 144A ,
9.25% , 1/29/39 (c) 267
530
Principal
or Shares Security Description
Value
(000)
Ghana (USD) (0%
)
284,000 Ghana Government International Bond 144A ,
5.00% , 7/03/35 (c) $ 260
Hungary (HUF) (1%
)
397,520,000 Hungary Government Bond Series 35/A ,
7.00% , 10/24/35 HUF (a) 1,275
Indonesia (IDR) (7%
)
13,829,000,000 Indonesia Treasury Bond Series FR91 , 6.38% ,
4/15/32 IDR (a) 834
13,884,000,000 Indonesia Treasury Bond Series FR87 , 6.50% ,
2/15/31 IDR (a) 849
14,527,000,000 Indonesia Treasury Bond Series 100 , 6.63% ,
2/15/34 IDR (a) 880
3,733,000,000 Indonesia Treasury Bond Series 103 , 6.75% ,
7/15/35 IDR (a) 229
34,666,000,000 Indonesia Treasury Bond Series FR96 , 7.00% ,
2/15/33 IDR (a) 2,140
9,126,000,000 Indonesia Treasury Bond Series 106 , 7.13% ,
8/15/40 IDR (a) 574
23,000,000 Indonesia Treasury Bond Series FR97 , 7.13% ,
6/15/43 IDR (a) 1
10,100,000,000 Indonesia Treasury Bond Series FR72 , 8.25% ,
5/15/36 IDR (a) 682
8,511,000,000 Indonesia Treasury Bond Series FR68 , 8.38% ,
3/15/34 IDR (a) 572
8,491,000,000 Indonesia Treasury Bond Series FR79 , 8.38% ,
4/15/39 IDR (a) 585
7,346
Ivory Coast (USD) (0%
)
475,000 Ivory Coast Government International Bond
144A , 8.08% , 4/01/36 (c) 509
Malaysia (MYR) (6%
)
9,640,000 Malaysia Government Bond Series 0222 ,
4.70% , 10/15/42 MYR (a) 2,697
9,420,000 Malaysia Government Bond Series 0317 ,
4.76% , 4/07/37 MYR (a) 2,628
3,200,000 Malaysia Government Bond Series 0418 ,
4.89% , 6/08/38 MYR (a) 903
6,228
Mexico (MXN) (11%
)
4,730,000 America Movil SAB de CV , 9.50% , 1/27/31
MXN (a) 278
8,110,000 America Movil SAB de CV , 10.13% , 1/22/29
MXN (a) 484
8,850,000 America Movil SAB de CV , 10.30% , 1/30/34
MXN (a) 538
7,270,000 Grupo Televisa SAB , 7.25% , 5/14/43 MXN (a) 261
38,490,000 Mexican Bonos Series M , 7.50% , 5/26/33
MXN (a) 2,081
64,930,000 Mexican Bonos Series M , 7.75% , 11/13/42
MXN (a) 3,246
18,060,000 Mexican Bonos Series M , 8.00% , 4/15/32
MXN (a) 1,008
19,890,000 Mexican Bonos Series M , 8.00% , 11/07/47
MXN (a) 1,004
24,700,000 Mexican Bonos Series M , 8.50% , 11/18/38
MXN (a) 1,356
8,410,000 Mexican Bonos Series M , 10.00% , 11/20/36
MXN (a) 521
10,777

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Morocco (EUR) (0%
)
235,000 Morocco Government International Bond
144A , 4.75% , 4/02/35 EUR (a) (c) $ 284
Panama (USD) (0%
)
200,000 Banco Latinoamericano de Comercio Exterior
SA 144A , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.736% ) ,
7.50% (c) (d) (e) 206
Paraguay (PYG) (1%
)
3,451,000,000 Paraguay Government International Bond ,
8.50% , 3/04/35 PYG (a) (c) 511
Peru (PEN) (7%
)
2,011,000 Alicorp SAA 144A , 7.40% , 6/16/32 PEN (a) (c) 605
1,810,000 Banco de Credito del Peru S.A. 144A , 7.85% ,
1/11/29 PEN (a) (c) 572
1,770,000 Credicorp Capital Sociedad Titulizadora SA
144A , 9.70% , 3/05/45 PEN (a) (c) 567
1,700,000 Luz del Sur SAA 144A , 6.75% , 10/09/32
PEN (a) (c) 509
2,285,000 Peru Government Bond , 5.40% , 8/12/34
PEN (a) 679
9,860,000 Peru Government Bond 144A , 6.85% , 8/12/35
PEN (a) (b) (c) 3,154
530,000 Peru Government Bond 144A , 7.30% , 8/12/33
PEN (a) (b) (c) 181
3,885,000 Peruvian Government International Bond
144A , 6.90% , 8/12/37 PEN (a) (c) 1,217
7,484
Philippines (PHP) (0%
)
17,000,000 Philippine Government International Bond ,
6.25% , 1/14/36 PHP (a) 287
Poland (PLN) (5%
)
6,305,000 Republic of Poland Government Bond Series
1034 , 5.00% , 10/25/34 PLN (a) 1,780
10,766,000 Republic of Poland Government Bond Series
1035 , 5.00% , 10/25/35 PLN (a) 3,018
4,798
Romania (RON) (5%
)
4,130,000 Romania Government Bond Series 15Y , 3.65% ,
9/24/31 RON (a) 845
2,235,000 Romania Government Bond Series 5Y , 4.25% ,
4/28/36 RON (a) 431
2,530,000 Romania Government Bond Series 15Y , 4.75% ,
10/11/34 RON (a) 518
4,220,000 Romania Government Bond Series 15YR ,
5.80% , 7/26/27 RON (a) 979
8,155,000 Romania Government Bond Series 7Y , 8.00% ,
4/29/30 RON (a) 2,021
4,794
South Africa (ZAR) (8%
)
29,879,000 Republic of South Africa Government Bond
Series R214 , 6.50% , 2/28/41 ZAR (a) 1,511
27,565,000 Republic of South Africa Government Bond
Series 2037 , 8.50% , 1/31/37 ZAR (a) 1,722
18,435,000 Republic of South Africa Government Bond
Series 2048 , 8.75% , 2/28/48 ZAR (a) 1,128
63,220,000 Republic of South Africa Government Bond
Series 2040 , 9.00% , 1/31/40 ZAR (a) 4,012
8,373
Principal
or Shares Security Description
Value
(000)
South Korea (MXN) (0%
)
5,000,000 Export-Import Bank of Korea Series 19 , 7.93% ,
7/30/26 MXN (a) $ 286
Sri Lanka (USD) (0%
)
317,000 Sri Lanka Government International Bond
144A , 3.60% , 6/15/35 (c) 260
Supranational (COP) (1%
)
2,000,000,000 Corp. Andina de Fomento , 6.77% , 5/24/28
COP (a) (b) 473
Supranational (INR) (7%
)
87,000,000 Corp. Andina de Fomento , 8.25% , 4/26/34
INR (a) 956
109,800,000 European Bank for Reconstruction &
Development , 6.50% , 10/03/36 INR (a) 1,129
122,000,000 European Bank for Reconstruction &
Development , 6.75% , 3/14/31 INR (a) 1,306
76,000,000 European Investment Bank , 7.40% , 10/23/33
INR (a) (b) 833
140,000,000 Inter-American Development Bank , 7.00% ,
4/17/33 INR (a) 1,505
93,000,000 Inter-American Development Bank , 7.00% ,
8/08/33 INR (a) 995
47,000,000 Inter-American Development Bank , 7.35% ,
10/06/30 INR (a) 515
31,500,000 International Bank for Reconstruction &
Development , 6.85% , 4/24/28 INR (a) 343
7,582
Supranational (MXN) (0%
)
7,500,000 Corp. Andina de Fomento , 6.82% , 2/22/31
MXN (a) (b) 395
Supranational (ZAR) (0%
)
7,000,000 African Development Bank , 9.33% , 4/05/46
ZAR (a) (f) 82
Thailand (THB) (4%
)
18,820,000 Thailand Government Bond , 1.59% , 12/17/35
THB (a) 576
9,690,000 Thailand Government Bond , 2.00% , 12/17/31
THB (a) 317
47,485,000 Thailand Government Bond , 2.00% , 6/17/42
THB (a) 1,399
21,500,000 Thailand Government Bond , 3.30% , 6/17/38
THB (a) 763
43,985,000 Thailand Government Bond , 3.45% , 6/17/43
THB (a) 1,530
4,585
Turkey (TRY) (1%
)
53,725,000 Turkiye Government Bond Series 5Y , 17.30% ,
7/19/28 TRY (a) 970
22,205,000 Turkiye Government Bond Series 5Y , 30.00% ,
9/12/29 TRY (a) 504
1,474
Ukraine (USD) (0%
)
329,700 Ukraine Government International Bond 144A ,
4.00% , 2/01/32 (c) 263
United Kingdom (IDR) (1%
)
8,600,000,000 Standard Chartered Bank 144A , 6.50% ,
2/20/31 IDR (a) (c) 526

Principal
or Shares Security Description
Value
(000)
United States (EGP) (2%
)
28,000,000 Citigroup Global Markets Holdings Inc.
EMNT 144A , 25.50% , 3/05/26 EGP (a) (c) (f) $ 586
20,400,000 Citigroup Global Markets Holdings Inc. 144A ,
26.80% , 3/05/26 EGP (a) (c) (f) 427
34,976,000 Citigroup Global Markets Holdings Inc. 144A ,
26.80% , 3/05/26 EGP (a) (c) (f) 733
35,500,000 Citigroup Global Markets Holdings Inc. 144A ,
27.53% , 3/05/26 EGP (a) (c) (f) 743
2,489
United States (IDR) (0%
)
6,394,000,000 JPMorgan Chase Bank N.A. 144A , 9.50% ,
7/17/31 IDR (a) (c) 445
United States (NGN) (2%
)
1,772,000,000 Citigroup Global Markets Holdings Inc. 144A ,
21.58% , 5/07/26 NGN (a) (c) (f) 1,218
650,000,000 Citigroup Global Markets Holdings Inc.
EMNT 144A , 22.05% , 2/19/26 NGN (a) (c) (f) 467
275,000,000 Citigroup Global Markets Holdings Inc. 144A ,
27.09% , 2/19/26 NGN (a) (c) (f) 197
1,882
Principal
or Shares Security Description
Value
(000)
Uruguay (UYU) (0%
)
6,770,000 Uruguay Government International Bond ,
8.25% , 5/21/31 UYU (a) $ 183
Total Bond
(Cost - $95,450) 100,096
Investment Company (1%)
641,664 Payden Cash Reserves Money Market Fund *
(Cost - $642)
642
Total Investments (Cost - $96,092)  (96%)
100,738
Other Assets, net of Liabilities ( 4% )
3,706
Net Assets (100%)
$ 104,444
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(e) Perpetual security with no stated maturity date.
(f) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 3,212
USD  594 BNP PARIBAS 02/12/2026 $ 15
BRL 6,044
USD  1,116 HSBC Bank USA, N.A. 02/12/2026 29
CNH 20,668
USD  2,966 HSBC Bank USA, N.A. 03/19/2026 12
COP 12,018,000
USD  3,209 BNP PARIBAS 02/12/2026 34
COP 4,120,000
USD  1,085 Morgan Stanley 02/12/2026 26
CZK 66,890
USD  3,227 BNP PARIBAS 03/30/2026 33
EUR 1,757
USD  2,076 BNP PARIBAS 03/18/2026 12
EUR 1,033
USD  1,208 HSBC Bank USA, N.A. 03/18/2026 19
EUR 623
USD  739 Morgan Stanley 03/18/2026 1
HUF 659,250
USD  1,976 HSBC Bank USA, N.A. 04/20/2026 62
IDR 56,252,000
USD  3,330 BNP PARIBAS 04/13/2026 17
KZT 261,700
USD  491 BNP PARIBAS 02/23/2026 24
KZT 141,900
USD  270 Morgan Stanley 02/23/2026 9
MXN 6,880
USD  374 HSBC Bank USA, N.A. 03/23/2026 18
MYR 16,004
USD  3,954 Morgan Stanley 04/13/2026 112
PHP 132,630
USD  2,240 HSBC Bank USA, N.A. 02/12/2026 11
PLN 12,722
USD  3,530 BNP PARIBAS 04/23/2026 51
RON 873
USD  199 Barclays Bank PLC 03/12/2026 3
THB 102,250
USD  3,226 Barclays Bank PLC 03/12/2026 33
TRY 51,838
USD  1,117 Barclays Bank PLC 04/20/2026 4
USD 1,574
CHF  1,204 BNP PARIBAS 02/27/2026 12
USD 816
CNY  5,668 BNYM 02/03/2026 –
ZAR 10,120
USD  610 HSBC Bank USA, N.A. 03/19/2026 15
ZAR 14,700
USD  852 HSBC Bank USA, N.A. 03/19/2026 54
606
Liabilities:
INR 175,590 USD  1,961 BNP PARIBAS 02/12/2026 (53)
PEN 10,773 USD  3,209 BNP PARIBAS 02/20/2026 (14)

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 2,049 BRL  11,077 BNP PARIBAS 02/12/2026 (50)
USD 6,184 COP  23,563,000 BNP PARIBAS 02/12/2026 (175)
USD 5,622 PEN  18,973 BNP PARIBAS 02/20/2026 (7)
USD 163 CLP  146,432 BNP PARIBAS 03/12/2026 (4)
USD 991 EUR  848 BNP PARIBAS 03/18/2026 (16)
USD 1,284 ZAR  21,640 BNP PARIBAS 03/19/2026 (51)
USD 1,703 BRL  9,215 HSBC Bank USA, N.A. 02/12/2026 (43)
USD 2,521 PHP  149,670 HSBC Bank USA, N.A. 02/12/2026 (20)
USD 2,158 EUR  1,828 HSBC Bank USA, N.A. 03/18/2026 (14)
USD 1,081 CNH  7,627 HSBC Bank USA, N.A. 03/19/2026 (18)
USD 339 ZAR  5,900 HSBC Bank USA, N.A. 03/19/2026 (25)
USD 1,259 MXN  23,390 HSBC Bank USA, N.A. 03/23/2026 (73)
USD 899 HUF  295,000 HSBC Bank USA, N.A. 04/20/2026 (12)
USD 931 EUR  797 Morgan Stanley 03/18/2026 (16)
USD 1,879 IDR  31,858,000 Morgan Stanley 04/13/2026 (16)
USD 991 EUR  842 Wells Fargo Securities LLC 03/18/2026 (9)
(616)
Net Unrealized Appreciation (Depreciation)
$(10)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.430% Quarterly,
Pay Variable 1.640% (CNRR007) Quarterly 04/28/2030 CNY 11,450 $(12) $– $(12)
5-Year Interest Rate Swap, Receive Fixed 1.480% Quarterly,
Pay Variable 1.560% (CNRR007) Quarterly 01/17/2030 CNY 8,650 (5) – (5)
5-Year Interest Rate Swap, Receive Fixed 1.801% Quarterly,
Pay Variable 1.581% (CNRR007) Quarterly 08/09/2029 CNY 2,230 3 – 3
5-Year Interest Rate Swap, Receive Fixed 2.488% Quarterly,
Pay Variable 1.640% (CNRR007) Quarterly 04/25/2027 CNY 3,740 6 – 6
5-Year Interest Rate Swap, Receive Fixed 5.634% Semi
Annually, Pay Variable 5.509% (IN00O/N) Semi Annually 04/23/2030 INR 253,900 (44) – (44)
$(52) $– $(52)